Income tax (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Taxes and contributions on income	$ 1,322,821	$ 1,033,501
Other taxes	101,297	68,586
Total tax liabilities	$ 1,424,118	$ 1,102,086